Other Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue

	For the year ended March 31
Particulars	2023	2024	2025
Other travel services - car and rail booking	7,503	18,608	49,877
Marketing alliances - advertising and brand alliance	18,007	18,595	25,405
Ancillary services	5,925	14,258	19,143
Miscellaneous revenue	1,249	1,582	2,610
Total	32,684	53,043	97,035